FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost		$ 102
Current financial assets at amortized cost	105	8
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost		101
Current financial assets at amortized cost	101
Notes Receivable Non Current [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost		1
Notes Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost	$ 4	$ 8